FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2013"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska May 2, 2013"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     23

"Form 13F Information Table Value Total:     $ 351,503 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 			VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS			CUSIP	 	(X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED

 558 	ISHARES MSCI CANADA	COM	464286509	 558 	 19,590 SOLE 	 N/A 	19590
 16,420 ISHARES S&P 100		COM	464287101	 16,420 233,140 SOLE 	 N/A 	233140
 9,052 	ISHARES TIPS ETF	COM	464287176	 9,052 	 74,646 SOLE 	 N/A 	74646
 2,380 	ISHARES S&P 500 INDEX	COM	464287200	 2,380 	 15,127 SOLE 	 N/A 	15127
 10,981 ISHARES MSCI EAFE	COM	464287465	 10,981 186,190 SOLE 	 N/A 	186190
 41,878 ISHARES S&P MIDCAP 400	COM	464287507	 41,878 363,936 SOLE 	 N/A 	363936
 468 	ISHARES RUSSELL 2000	COM	464287655	 468 	 4,960 	SOLE 	 N/A 	4960
 16,808 ISHARES S&P SMCAP	COM	464287804	 16,808 193,067 SOLE 	 N/A 	193067
 804 	ISHARES 1-3 CR		COM	464288646	 804 	 7,624 	SOLE 	 N/A 	7624
 1,693 	SCHWAB US BROAD MKT	COM	808524102	 1,693 	 44,603 SOLE 	 N/A 	44603
 204 	SCHWAB EMG MKTS ETF	COM	808524706	 204 	 7,997 	SOLE 	 N/A 	7997
 513 	SCHWAB INTL EQUITY ETF	COM	808524805	 513 	 18,435 SOLE 	 N/A 	18435
 547 	SCHWAB US AGG BOND ETF	COM	808524839	 547 	 10,485 SOLE 	 N/A 	10485
 4,780 	ETRACS BB CMCI ETN	COM	902641778	 4,780 	221,789 SOLE 	 N/A 	221789
 38,771 VNGD TOT BOND MKT ETF	COM	921937835	 38,771 463,551 SOLE 	 N/A 	463551
 53,869 VNGD MSCI EAFE ETF	COM	921943858	53,869 1,478,725SOLE 	 N/A 	1478725
 322 	VNGD HIGH DVD YIELD ETF	COM	921946406	 322 	 5,876 	SOLE 	 N/A 	5876
 35,223 VNGD EMG MARKET ETF	COM	922042858	 35,223 821,155 SOLE 	 N/A 	821155
 38,140 VNGD REIT ETF		COM	922908553	 38,140 540,767 SOLE 	 N/A 	540767
 4,696 	VNGD LARGE-CAP ETF	COM	922908637	 4,696 	 65,469 SOLE 	 N/A 	65469
 2,855 	IPATH BETA CMDTY	COM	06740P114	 2,855 	 66,485 SOLE 	 N/A 	66485
 64,199 SPDR S&P 500 ETF TRUST	COM	78462F103	 64,199 409,773 SOLE 	 N/A 	409773
 6,342 	SPDR INTL 		COM	78464A516	 6,342 	108,426 SOLE 	 N/A 	108426
				 			351,503